Concentrations of Risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations of Risk
32. Concentrations of Risk
The Company’s activities are subject to significant risks and uncertainties, including the ability of management to adequately develop its service lines, acquire adequate customer and revenue bases, and overall market demand for its services. In addition, the Company engages in various trading and brokerage activities in which counterparties primarily include broker-dealers, banks and other financial institutions. In the event counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. It is the Company’s policy to review, as necessary, the credit standing of each counterparty.
Financial instruments, which potentially subject the Company to credit risk, consist of cash and cash equivalents, derivatives, loans held for sale, and loans held for investment.
The Company invests its excess cash balances that may exceed federal insured limits with creditworthy financial institutions, primarily in accounts that are exposed to minimal interest rate and credit risk. The Company maintains multiple banking relationships with both national and regional banks and actively monitors the financial stability of such institutions to ensure they have sufficient capital to meet the Company's funding needs and can withstand a sudden liquidity stress event or an unexpected significant amount of withdrawal requests submitted at the same time by multiple customers.
Credit risk is reduced by the Company’s underwriting standards, monitoring pledged collateral and other in-house monitoring procedures performed by management. The Company’s credit exposure for amounts due from investors and derivative related receivables is minimized since its policy is to sell mortgages only to highly reputable and financially sound financial institutions.
Mortgage loans are sold or financed through one of the following methods: (i) sales or financing securitizations to or pursuant to programs sponsored by FNMA, FHLMC, and Ginnie Mae, or (ii) sales or financing securitizations issued to a few large private investors. The Company sold $2,255.5 million for the year ended December 31, 2022, $1,965.4 million for the Successor nine months ended December 31, 2021, $450.1 million for the Predecessor three months ended March 31, 2021, and $1,479.9 million for the year ended December 31, 2020 in mortgage loans to FNMA, FHLMC and Ginnie Mae related to our continuing operations. The Company sold to or securitized with private investors $3,373.1 million and $3,491.7 million for the year ended December 31, 2022 and for the Successor nine months ended December 31, 2021, respectively, and $854.1 million for the Predecessor three months ended March 31, 2021 in mortgage loans related to our continuing operations. The Company sold to or securitized with private investors $3,613.4 million for the year ended December 31, 2020 in mortgage loans related to our continuing operations.
As of December 31, 2022 the sale or financing securitizations issued to private investors related to our continuing operations consisted of 84.5% non-agency reverse mortgage loans, 7.5% commercial loans, and 8.0% non-assignable buy-outs ("NABO") loans.
For the Successor nine months ended December 31, 2021, the sale or financing securitizations issued to private investors related to our continuing operations consisted of 39.7% non-agency reverse mortgage loans, 12.9% commercial loans, and 47.4% NABO loans. For the Predecessor three months ended March 31, 2021, the sale or financing securitizations issued to private investors related to our continuing operations consisted of 66.9% NABO loans, and 33.1% commercial loans.
The Company's sales or financing securitizations issued to private investors related to our continuing operations for the Predecessor year ended December 31, 2020 consisted of 55.2% non-agency reverse mortgage loans, 6.5% agency reverse mortgage loans, 12.3% commercial loans, and 26.0% NABO loans.
In July 2017, the Company entered into a $45.0 million mezzanine financing agreement with a non-affiliated company, separately owned by other investment funds affiliated with Blackstone, secured by a junior lien in mortgage assets pledged to certain senior secured warehouse facilities. This facility was structured as a loan and security agreement. The funds advanced are generally repaid using collections from the underlying assets to the extent remaining after the payment of any senior debt or the proceeds from the sale or securitization of the underlying assets or distribution from underlying securities, although prior payment may be required based on, among other things, certain breaches of representations and warranties or other events of default. This financing agreement was amended in May 2021 from $45.0 million to $25.0 million. As of December 31, 2022 and December 31, 2021 the Company had outstanding borrowings of $25.0 million and $21.5 million, respectively.
Reverse Mortgages
FAR originates, buys and sells HECM, commonly referred to as reverse mortgages, and securitizes and sells the HECM as HMBS. FAR is subject to approval of, and is heavily regulated by, federal and state regulatory agencies as a mortgage lender, Ginnie Mae issuer, broker and servicer.
The secondary market for the FHA-insured HECM loans is not assured; to the extent the program requires Congressional appropriations in future years, which are not forthcoming, the program could be jeopardized; and/or, consumer demand could be reduced if FHA actions result in a reduction of initial principal limit available to borrowers.
FAR depends on its ability to securitize reverse mortgages, subsequent draws, mortgage insurance premiums and servicing fees, and would be adversely affected if the ability to access the secondary market were to be limited.
Concentrations of credit risk associated with reverse mortgage loans are limited due to the large number of customers and their dispersion across many geographic areas. The table below provides the percentage of reverse loans in the Company’s Consolidated Statements of Financial Condition by the location in which the home securing the loan is located and is based on their remaining UPB. "Other" consists of loans in states in which concentration individually represents less than 5% of total remaining UPB.

	December 31, 2022	December 31, 2021
California	47%	45%
New York	7%	8%
Florida	5%	5%
Texas	4%	5%
Other	37%	37%
Total	100%	100%
A significant portion of the Company's non-agency reverse mortgage products are originated within the state of California. The Company's non-agency reverse mortgage production concentration by location is presented in the following table. The Company's total origination volume in any other states did not exceed 5% of the total origination volume, and were included in the "Other" balance.

	December 31, 2022	December 31, 2021
California	77%	81%
Other	23%	19%
Total	100%	100%
The following table provides the percentage of reverse mortgage loans which are serviced by the Company by loans with GSEs ("Agency") and those with private investors ("Non-agency") by period.

	December 31, 2022	December 31, 2021
Agency	64%	70%
Non-agency	36%	30%
Total	100%	100%

Loans previously repurchased out of HECM Buyouts that were subsequently securitized also contain concentrations of credit risk as they are limited due to the dispersion across many geographic areas. The table below provides the percentage of securitized nonperforming HECM buyouts in the Company's Consolidated Statements of Financial Condition by the location in which the home securing the loan is located and is based on their remaining UPB. "Other" consists of loans in states in which concentration individually represents less than 5% of total remaining UPB.

	December 31, 2022	December 31, 2021
New York	20%	17%
Puerto Rico	14%	15%
California	9%	10%
Texas	10%	10%
Florida	5%	6%
Other	42%	42%
Total	100%	100%
Commercial Mortgages
The economies of states where mortgage properties are concentrated may be adversely affected to a greater degree than the economies of other areas of the country. The table below provides the percentage of commercial loans on the Company’s Consolidated Statements of Financial Condition by the location in which the home securing the loan is located and is based on their remaining UPB. "Other" consists of loans in states in which concentration individually represents less than 5% of total remaining UPB.

	December 31, 2022	December 31, 2021
Illinois	13%	11%
New Jersey	8%	7%
Florida	7%	6%
California	4%	5%
Texas	4%	5%
Other	64%	66%
Total	100%	100%